Segment reporting by geographic location (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Geographical Areas Explanatory
For the year ended 31 December 2021
Total operating income Total non-current assets
USD billion Share % USD billion
Share %

Americas 14.5 41 9.0 44
of which: USA 13.5 38 8.5 41
Asia Pacific 6.5 18 1.5 7
Europe, Middle East and Africa (excluding Switzerland) 7.0 20 2.9 14
Switzerland 7.9 22 7.1 35
Global (0.3) (1) 0.0 0
Total 35.5 100 20.5 100
For the year ended 31 December 2020
Total operating income Total non-current assets
USD billion Share % USD billion
Share %

Americas 13.0 40 9.0 42
of which: USA 11.7 36 8.4 40
Asia Pacific 6.0 18 1.5 7
Europe, Middle East and Africa (excluding Switzerland) 6.5 20 3.0 14
Switzerland 6.9 21 7.6 36
Global 0.1 0 0.0 0
Total 32.4 100 21.1 100
For the year ended 31 December 2019
Total operating income Total non-current assets
USD billion Share % USD billion
Share %

Americas 12.0 42 8.9 44
of which: USA 10.9 38 8.5 42
Asia Pacific 4.7 16 1.4 7
Europe, Middle East and Africa (excluding Switzerland) 5.8 20 3.0 15
Switzerland 6.7 23 7.1 35
Global (0.3) (1) 0.0 0
Total 28.9 100 20.3 100

UBS AG
Entity [Table]
Disclosure Of Geographical Areas Explanatory
For the year ended 31 December 2021
Total operating income Total non-current assets
USD billion Share % USD billion
Share %

Americas 14.5 40 9.0 47
of which: USA 13.5 38 8.5 44
Asia Pacific 6.5 18 1.4 7
Europe, Middle East and Africa (excluding Switzerland) 7.0 19 2.6 13
Switzerland 7.9 22 6.3 33
Global 0.1 0 0.0 0
Total 36.0 100 19.3 100
For the year ended 31 December 2020
Total operating income Total non-current assets
USD billion Share % USD billion
Share %

Americas 13.0 40 9.0 45
of which: USA 11.7 36 8.4 42
Asia Pacific 6.0 18 1.4 7
Europe, Middle East and Africa (excluding Switzerland) 6.5 20 2.7 14
Switzerland 6.9 21 6.9 34
Global 0.5 2 0.0 0
Total 32.8 100 20.0 100
For the year ended 31 December 2019
Total operating income Total non-current assets
USD billion Share % USD billion
Share %

Americas 12.0 41 8.9 46
of which: USA 10.9 37 8.5 44
Asia Pacific 4.7 16 1.3 7
Europe, Middle East and Africa (excluding Switzerland) 5.8 20 2.6 13
Switzerland 6.7 23 6.5 34
Global 0.1 0 0.0 0
Total 29.3 100 19.3 100